Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 22,731	$ 22,900
Held-to-maturity, market value	36,145	28,365
Available-for-sale, amortized cost	$ 319,201	$ 332,506
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	50,000,000	15,000,000
Common stock, shares issued	10,319,673	7,652,144
Common stock, shares outstanding	10,319,673	7,652,144
Net unrealized losses on available-for-sale securities, income taxes	$ 2,533	$ 527